Business combination and disposal of subsidiaries and businesses	12 Months Ended
Dec. 31, 2019
Business combination and disposal of subsidiaries and businesses
Business combination and disposal of subsidiaries and businesses

4.    Business combination and disposal of subsidiaries and businesses

(a)     Business combination

Acquisition of Bigo

Immediately prior to this acquisition, the Company held 31.7% of equity interest of Bigo, a company which is primarily engaged in the video and audio broadcast business through its live-streaming applications and platforms all over the world. The Company had a contingent redemption right on its investment in Bigo, therefore the interest held by the Company did not meet the definition of in-substance common stock under ASC 323. As the investment in Bigo did not have readily determinable fair value, it was accounted for as an investment at cost less impairments, adjusted by observable price changes.

In February 2019, the Group entered into a share purchase agreement with Bigo and its shareholders. Under the agreement, the Group agreed to purchase all outstanding shares of Bigo that were not already owned by the Group. Pursuant to the agreement, the Company paid US$343.1 million in cash and issued 305,127,046 Class A common shares, which were outstanding, and 38,326,579 Class B common shares of the Company to Bigo’s selling shareholders. In addition, the Company has also issued 8,761,450 Class A common shares for future grants to employees as share-based awards. The acquisition was completed on March 4, 2019. The Group believed that the acquisition of Bigo helped the Group create enhanced live streaming content, expand global footprint and offer world-class user experiences for global user community. Upon the completion of the acquisition, Bigo became a wholly-owned subsidiary of the Group.

The following table summarizes the components of the purchase consideration transferred based on the closing price of the Company’s common share as of the acquisition date:

As of acquisition date
RMB

Cash	2,300,196
Fair value of common shares issued	7,704,420
Fair value of previously held equity interest in Bigo	5,697,154
Elimination of preexisting amounts due from Bigo	323,002
Total consideration	16,024,772

The fair value of common shares issued above does not include post-acquisition share-based compensation amounting to RMB590,346. Out of the 305,127,046 Class A common shares issued and outstanding 38,042,760 shares are for the replacement awards to Bigo’s employees to replace their original share-based awards. The post-acquisition share-based compensation of RMB590,346 are share-based compensation subject to continuous employment and will be recognized as share-based compensation expenses over the remaining required service period.

Immediately before the acquisition, the amounts due from Bigo to the Company amounted to RMB323,002. This amount due from Bigo was effectively eliminated upon the acquisition. The amount of the preexisting amounts due from Bigo of RMB323,002 was included as part of the consideration.

In accordance with ASC 805, the Company’s previously held equity interest in Bigo was re-measured to fair value on the acquisition date, and a re-measurement gain of RMB2,669,334 was recognized as gain on fair value changes of investments. Acquisition-related costs of RMB27,162 was recognized as general and administrative expenses.

4.    Business combination and disposal of subsidiaries and businesses (continued)

(a)     Business combination (continued)

The acquisition was accounted for as a business combination. The Group made estimates and judgements in determining the fair value of the assets acquired and liabilities assumed with the assistance from an independent valuation firm. The consideration was allocated on the acquisition date as follows:

	As of acquisition date	Amortization period
	RMB

Net tangible assets acquired:
-Cash and cash equivalents, restricted cash and cash equivalents and restricted short-term deposits	643,433
-Accounts receivables	386,517
-Other current assets	52,432
-Property and equipment, net	294,030
-Other non-current assets	174,837
Identifiable intangible assets acquired:
-Trademark	2,400,354	10 years
-User Base	1,027,191	3 years
-Non-compete agreement	81,129	1 year
-Others	6,195
Accrued liabilities and other liabilities	(1,156,854)
Deferred tax liabilities	(316,859)
Goodwill	12,432,367
Total	16,024,772

The Company estimated the fair value of acquired trademark using the relief from royalty method. The value is estimated as the present value of the after-tax cost savings at an appropriate discount rate. In terms of the fair value of the acquired user base, the excess earnings method was used. The value is estimated as the present value of the revenues calculated at an appropriate discount rate. The Company’s determination of the fair values of acquired trademark and user base acquired involved the use of estimates and assumptions related to revenue growth rates, royalty rates, discount rates and attrition rates.

The goodwill was mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and mainly comprised (a) the assembled work force and (b) the expected future growth, enhancing world-class user experiences and expansion in global markets as a result of the synergy resulting from the acquisition. The goodwill recognized was not expected to be deductible for income tax purpose.

4.    Business combination and disposal of subsidiaries and businesses (continued)

(a)     Business combination (continued)

Pro forma information of the acquisition

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2018 and 2019 of the Company as if the acquisition had occurred on January 1, 2018. The unaudited pro forma information includes: (i) amortization associated with estimates for the acquired intangible assets and corresponding deferred tax liability; (ii) recognition of the post-combination share-based compensation; (iii) removal of the transaction costs related to the acquisition; (iv) removal of the remeasurement gain of JOYY’s previously held interests in Bigo; (v) removal of fair value loss on derivative liabilities related to Bigo’s preferred shares; (vi) elimination of transaction between Bigo and the Company and (vii) the associated tax impact on these unaudited pro forma adjustments. The following pro forma financial information is presented for informational purpose only and is not necessarily indicative of the results that would have occurred had the acquisition been completed on January 1 2018, nor is it indicative of future operating results.

	For the year ended December 31,
	2018	2019
	RMB	RMB

Pro forma net revenues	18,786,008	26,237,534
Pro forma net (loss) income	(153,302)	805,905

The amounts of revenues and earnings of Bigo since the acquisition date are disclosed in Note 32 “Segment Reporting”.

(b)    Disposal of subsidiaries and businesses

Disposal of Beijing Yunke Online Technology Development Co., Ltd. (“Yunke Online”)

Yunke Online, a company engaged in online language education, was acquired by the Group in 2014. In January 2017, the Group disposed of 46% equity interest of Yunke Online. After the disposal, the Group retained 34% equity interest of Yunke Online. As a result, Yunke Online ceased to be a subsidiary of the Group. A total income of RMB37,989 was recognized.

Disposal of online game business

In 2019, the Group entered into entered into a restructuring and subscription agreement with a third party company and the third party company's then shareholders. Pursuant to the agreement, Guangzhou Huaduo obtained 30% of equity interest of the third party company by injecting the Group's wholly owned online games business into the third party company. The Group disposed of its online games business by injecting it into the third party company. After the disposal, the Group classified the investment in this company as an equity investment without readily determinable fair value. The investment was initially recognised at fair value. With the assistance of an independent valuer, the Group has determined that the fair value of the investment upon initial recognition was RMB347,000. In addition, the Company also entered into a business cooperation agreement with this company under which the Group will provide internet traffic and other support to this company. The Company will help to collect recharge amount from certain users on behalf of this company and pay the recharge amount to this company. The fair value of the business cooperation agreement, being RMB103,600, is recognised as deferred revenue and will be recognised the amount as revenue over the estimated period in which the investee can be benefitted from such service, which is 5 years. As a result, a net gain of RMB82,699 was recognised, which is the difference between (a) the fair value of consideration received, which was RMB347,000 and (b) the carrying amount of the assets and liabilities being de-consolidated, the deferred revenue being recognised and the direct related tax resulting from the disposal, which was RMB264,301.